Investment in Associate Company - Summary of Movements in Investment in Associates (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Significant Investments In Associates [Abstract]
Net assets of associate	$ 24,535	$ 1,270,339
Beginning balance	494,728
Proportion of the interest sharing the losses of associate	(436,032)	444,620
Loss of interest at the date of dilution of shares in the associate		50,108
Others	(50,109)
Ending balance	$ 8,587	$ 494,728